Allowance for loan losses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Allowance for loan losses

Note 11 – Allowance for loan losses

The following tables present the changes in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009.

	2011			2010	2009
	Non-covered	Covered
(In thousands)	loans	loans	Total	Total	Total
Balance at beginning of period	$793,225	$-	$793,225	$1,261,204	$882,807
Provision for loan losses	430,085	145,635	575,720	1,011,880	1,405,807
Charge-offs	(671,505)	(22,206)	(693,711)	(1,249,356)	(1,095,947)
Recoveries	137,457	1,516	138,973	96,704	68,537
Net recovery (write-down) related
to loans transferred to LHFS	1,101	-	1,101	(327,207)	-
Balance at end of period	$690,363	$124,945	$815,308	$793,225	$1,261,204

The Corporation's allowance for loan losses at December 31, 2011 includes $125 million related to the covered loan portfolio acquired in the Westernbank FDIC-assisted transaction. This allowance covers the estimated credit loss exposure related to: (i) acquired loans accounted for under ASC Subtopic 310-30, which required an allowance for loan losses of $83 million at year end; and (ii) acquired loans accounted for under ASC Subtopic 310-20, which required an allowance for loan losses of $42 million. Decreases in expected cash flows after the acquisition date for loans (pools) accounted for under ASC Subtopic 310-30 are recognized by recording an allowance for loan losses in the current period. For purposes of loans accounted for under ASC Subtopic 310-20 and new loans originated as a result of loan commitments assumed, the Corporation's assessment of the allowance for loan losses is determined in accordance with the accounting guidance of loss contingencies in ASC Subtopic 450-20 (general reserve for inherent losses) and loan impairment guidance in ASC Section 310-10-35 for loans individually evaluated for impairment. Concurrently, the Corporation records an increase in the FDIC loss share asset for the expected reimbursement from the FDIC under the loss sharing agreements.

The following tables present the changes in the allowance for loan losses (“ALLL”) by portfolio segment for the years ended December 31, 2011 and 2010. Also, the tables present information at December 31, 2011 and 2010 regarding loan ending balances and the ALLL by portfolio segment and whether such loans and the ALLL pertain to loans individually or collectively evaluated for impairment.

For the year ended December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision	315,150	18,880	64,038	941	88,222	487,231
Charge-offs	(238,789)	(19,914)	(30,040)	(6,527)	(135,804)	(431,074)
Recoveries	29,627	11,245	1,605	3,083	33,905	79,465
Write-down related to loans
transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

For the year ended December 31, 2011
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794
Provision (reversal of provision)	63,301	(6,444)	1,480	(5,592)	35,744	88,489
Charge-offs	(153,555)	(27,780)	(16,571)	(849)	(63,882)	(262,637)
Recoveries	39,341	10,337	2,384	682	6,764	59,508
Net recovery related to loans
transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Allowance for credit losses:
Specific ALLL	$1,388	$-	$14,119	$-	$131	$15,638
General ALLL	153,447	7,763	15,820	240	44,053	221,323
Total ALLL	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$171,588	$72,505	$49,534	$-	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,892,716	78,182	779,443	15,161	700,802	5,466,304
Total loans held-in-portfolio	$4,064,304	$150,687	$828,977	$15,161	$703,328	$5,762,457

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225
Provision (reversal of provision)	378,451	12,436	65,518	(4,651)	123,966	575,720
Charge-offs	(392,344)	(47,694)	(46,611)	(7,376)	(199,686)	(693,711)
Recoveries	68,968	21,582	3,989	3,765	40,669	138,973
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(12,706)	-	13,807	-	-	1,101
Ending balance	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Allowance for credit losses:
Specific ALLL non-covered loans	$11,795	$289	$29,063	$793	$17,046	$58,986
General ALLL non-covered loans	398,493	13,324	73,198	4,098	142,264	631,377
ALLL - non-covered loans	410,288	13,613	102,261	4,891	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$574,677	$122,252	$382,880	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,960,209	189,376	5,135,580	557,763	3,533,647	19,376,575
Non-covered loans held-in-portfolio	10,534,886	311,628	5,518,460	563,867	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$13,047,628	$858,454	$6,691,414	$563,867	$3,789,936	$24,951,299

December 31, 2010
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$231,844	$214,998	$24,911	$12,204	$171,901	$655,858
Provision (reversal of provision)	294,069	181,912	38,830	1,409	93,413	609,633
Charge-offs	(251,845)	(290,065)	(22,579)	(10,517)	(162,516)	(737,522)
Recoveries	20,712	915	867	4,058	30,733	57,285
Net (write-down) recovery related to loans
transferred to LHFS	(38,137)	(91,686)	-	-	-	(129,823)
Ending balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	248,093	15,858	37,025	7,154	133,531	441,661
Total ALLL[1]	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Loans held-in-portfolio:
Impaired non-covered loans	$310,582	$65,698	$121,209	$-	$-	$497,489
Non-covered loans held-in-portfolio
excluding impaired loans	6,406,434	102,658	3,528,491	572,787	2,897,835	13,508,205
Non-covered loans held-in-portfolio	6,717,016	168,356	3,649,700	572,787	2,897,835	14,005,694
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$9,484,197	$808,848	$4,909,159	$572,787	$3,067,585	$18,842,576

[1] At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio.

December 31, 2010
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$212,221	$126,321	$129,700	$-	$137,104	$605,346
Provision (reversal of provision)	200,690	11,166	169,590	9,967	10,834	402,247
Charge-offs	(224,654)	(115,353)	(77,256)	(4,860)	(89,711)	(511,834)
Recoveries	17,491	9,516	4,189	892	7,331	39,419
Net (write-down) recovery related to loans
transferred to LHFS	-	-	(197,384)	-	-	(197,384)
Ending balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Allowance for credit losses:
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	205,748	31,650	28,839	5,999	65,558	337,794
Total ALLL	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Loans held-in-portfolio:
Impaired loans	$135,386	$165,624	$-	$-	$-	$301,010
Loans held-in-portfolio,
excluding impaired loans	4,541,083	166,871	875,022	30,206	808,149	6,421,331
Total loans held-in-portfolio	$4,676,469	$332,495	$875,022	$30,206	$808,149	$6,722,341

December 31, 2010
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$444,065	$341,319	$154,611	$12,204	$309,005	$1,261,204
Provision (reversal of provision)	494,759	193,078	208,420	11,376	104,247	1,011,880
Charge-offs	(476,499)	(405,418)	(99,835)	(15,377)	(252,227)	(1,249,356)
Recoveries	38,203	10,431	5,056	4,950	38,064	96,704
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(38,137)	(91,686)	(197,384)	-	-	(327,207)
Ending balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	453,841	47,508	65,864	13,153	199,089	779,455
Total ALLL[1]	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Loans held-in-portfolio:
Impaired non-covered loans	$445,968	$231,322	$121,209	$-	$-	$798,499
Non-covered loans held-in-portfolio
excluding impaired loans	10,947,517	269,529	4,403,513	602,993	3,705,984	19,929,536
Non-covered loans held-in-portfolio	11,393,485	500,851	4,524,722	602,993	3,705,984	20,728,035
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$14,160,666	$1,141,343	$5,784,181	$602,993	$3,875,734	$25,564,917

[1] At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio.

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2011 and 2010.

December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$53,906	$64,275	$4,152	$223,468	$284,039	$277,374	$348,314	$4,152
Commercial and industrial	42,294	55,180	6,255	83,421	115,245	125,715	170,425	6,255
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	137,582	137,582	16,915	-	-	137,582	137,582	16,915
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$501,326	$1,006,666	$1,179,316	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$3,443	$3,443	$868	$127,504	$166,087	$130,947	$169,530	$868
Commercial and industrial	12,505	12,505	520	28,136	31,117	40,641	43,622	520
Construction	-	-	-	72,505	99,208	72,505	99,208	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Consumer	2,526	2,526	131	-	-	2,526	2,526	131
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$57,349	$67,718	$5,020	$350,972	$450,126	$408,321	$517,844	$5,020
Commercial and industrial	54,799	67,685	6,775	111,557	146,362	166,356	214,047	6,775
Construction	1,672	2,369	289	120,580	200,250	122,252	202,619	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	140,108	140,108	17,046	-	-	140,108	140,108	17,046
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$807,702	$1,302,819	$1,544,065	$86,072

December 31, 2010
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$208,891	$256,858	$220,294	$270,471	$3,590
Commercial and industrial	23,699	28,307	4,960	66,589	79,917	90,288	108,224	4,960
Construction	4,514	10,515	216	61,184	99,016	65,698	109,531	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Puerto Rico	$154,349	$168,030	$13,770	$343,140	$442,267	$497,489	$610,297	$13,770
There were no leases, consumer, or covered loans individually evaluated for impairment in the Puerto Rico portfolio at December 31, 2010.

December 31, 2010
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$-	$-	$-	$101,856	$152,876	$101,856	$152,876	$-
Commercial and industrial	-	-	-	33,530	44,443	33,530	44,443	-
Construction	-	-	-	165,624	248,955	165,624	248,955	-
Total U.S. mainland	$-	$-	$-	$301,010	$446,274	$301,010	$446,274	$-
There were no leases, consumer or mortgage loans individually evaluated for impairment in the U.S. mainland portfolio at December 31, 2010.

December 31, 2010
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$310,747	$409,734	$322,150	$423,347	$3,590
Commercial and industrial	23,699	28,307	4,960	100,119	124,360	123,818	152,667	4,960
Construction	4,514	10,515	216	226,808	347,971	231,322	358,486	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Popular, Inc.	$154,349	$168,030	$13,770	$644,150	$888,541	$798,499	$1,056,571	$13,770

The following table presents the average recorded investment and interest income recognized on non-covered impaired loans for the years ended December 31, 2011 and 2010.

December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$248,834	$2,931	$116,402	$1,020	$365,236	$3,951
Commercial and industrial	108,002	1,468	37,086	720	145,088	2,188
Construction	57,723	49	119,065	158	176,788	207
Mortgage	227,278	11,587	24,767	1,038	252,045	12,625
Leasing	3,052	-	-	-	3,052	-
Consumer	68,791	-	1,263	-	70,054	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,048	$298,583	$2,936	$1,050,662	$19,984

December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$255,283	$5,753	$130,437	$1,261	$385,720	$7,014
Commercial and industrial	158,376	2,601	55,895	189	214,271	2,790
Construction	507,166	1,626	195,358	1,000	702,524	2,626
Mortgage	78,496	3,739	158,152	5,678	236,648	9,417
Total Popular, Inc.	$999,321	$13,719	$539,842	$8,128	$1,539,163	$21,847

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $881 million at December 31, 2011 (December 31, 2010 - $561 million). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted to $152 thousand related to the construction loan portfolio and $3 million related to the commercial loan portfolio at December 31, 2011 (December 31, 2010 - $3 million and $1 million, respectively).

As a result of adopting the amendments in Accounting Standards Update No. 2011-02, the Corporation reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings. Upon identifying those receivables as troubled debt restructurings, the Corporation identified them as impaired under the guidance in ASC 310-10-35. The amendments in Accounting Standards Update No. 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired. At December 31, 2011, the recorded investment in receivables for which the modified loans were newly considered troubled debt restructurings under the provisions of ASU No. 2011-02 amounted to $27 million. The allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $1.6 million as of December 31, 2011, compared with $1.7 million under the previous evaluation of loss when the loans were not considered troubled debt restructurings.

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting evergreen revolving credit lines to long term loans.  Commercial real estate and construction loans modified in a TDR often involve reducing the interest rate for a limited period of time or the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or reductions in the payment plan. Construction loans modified in a TDR may also involve extending the interest-only payment period. Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally five years. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly. Home equity modifications are made infrequently and are not offered if the Corporation also holds the first mortgage. Home equity modifications are uniquely designed to meet the specific needs of each borrower. Automobile loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term. Credit cards modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally up to 24 months.

Loans modified in a TDR that are not accounted pursuant to ASC 310-30 are typically already in non-accrual status at the time of the modification and partial charge-offs have in some cases already been taken against the outstanding loan balance. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (generally at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans modified in a TDR may have the financial effect to the Corporation of increasing the specific allowance for loan losses associated with the loan. Consumer and residential mortgage loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are individually evaluated for impairment based on an analysis of discounted cash flows. For the residential mortgage TDRs, the Corporation performs the impairment analysis of discounted cash flows giving consideration to probability of default and loss-given-foreclosure on those estimated cash flows, and records impairment by charging the provision for loan losses with a corresponding credit to the allowance for loan losses. Consumer loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are also individually reviewed under an impairment analysis of discounted cash flows and do not give consideration to default pre- or post-modification. Commercial and construction loans that have been modified as part of loss mitigation efforts are evaluated individually for impairment. The vast majority of the Corporation's modified commercial loans are measured for impairment using the estimated fair value of the collateral, as these are normally considered as collateral dependent loans. In very few instances, the Corporation measures modified commercial loans at their estimated realizable values determined by discounting the expected future cash flows. Construction loans that have been modified are also accounted for as collateral dependent loans. The Corporation determines the fair value measurement dependent upon its exit strategy of the particular asset(s) acquired in foreclosure. The discounted cash flows analyses for the commercial and construction TDRs, currently, do not consider a default component. As indicated above, the vast majority of the Corporation's modified commercial and construction loans are measured for impairment using the estimated fair value of the collateral, thus the consideration of the default rates in the evaluation of TDRs in these portfolios is not deemed material.

The following tables present the loan count by type of modification for those loans modified in a TDR during the year ended December 31, 2011.

Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	-	-	-	2
Commercial and industrial	-	1	-	1
Construction	-	-	-	5
Mortgage	18	5	348	3
Consumer:
Other consumer	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	2
Commercial and industrial	95	48	-	1
Construction	4	-	-	5
Mortgage	466	1,037	632	303
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

The following tables present by class, quantitative information related to loans modified as TDRs during the year ended December 31, 2011.

Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	78	$78,344	$78,344	$(60)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	2	$12,633	$9,355	$(420)
Commercial and industrial	2	11,878	9,742	(420)
Construction	5	16,189	16,432	(313)
Mortgage	374	37,722	39,184	12,419
Consumer:
Other consumer	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	80	$90,977	$87,699	$(480)
Commercial and industrial	144	40,495	38,359	375
Construction	9	19,383	19,626	(605)
Mortgage	2,438	328,728	359,965	22,072
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

Two loans comprising a recorded investment at loan splitting of approximately $6.5 million were restructured into multiple notes during 2011, of which $3.4 million were recorded as charged-offs. The renegotiations of these loans were made after analyzing the borrowers' capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on these commercial TDRs amounted to $3.5 million at December 31, 2011 with a related allowance for loan losses amounting to approximately $57 thousand. The loans were in non-accruing status at December 31, 2011.

The following tables present by class, TDRs that were subject to payment default from January 1, 2011 through December 31, 2011 and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2011 is inclusive of all partial paydowns and charge-offs since modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	19	$13,182
Commercial and industrial	25	4,681
Construction	-	-
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	2	$2,906
Commercial and industrial	2	1,552
Construction	20	24,876
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	21	$16,088
Commercial and industrial	27	6,233
Construction	20	24,876
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,328	$135,258

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a dual risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation's management the asset quality profile for the loan portfolio. The dual risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower, and at the credit facility level based on the collateral supporting the transaction. The Corporation's consumer and mortgage loans are not subject to the dual risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation's obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment very likely to be sufficient, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and capitalization better than industry standards.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrowers operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management's close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation's credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews loans classified as watch list or worse, to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

Loans classified as pass credits are excluded from the scope of the review process described above until: (a) they become past due; (b) management becomes aware of deterioration in the credit worthiness of the borrower; or (c) the customer contacts the Corporation for a modification.  In these circumstances, the credit facilities are specifically evaluated to assign the appropriate risk rating classification.

The Corporation has a Credit Process Review Group within the Corporate Credit Risk Management Division (“CCRMD”), which performs annual comprehensive credit process reviews of several middle markets, construction, asset-based and corporate banking lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit's credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Credit Process Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. CCRMD has contracted an outside loan review firm to perform the credit process reviews for the portfolios of commercial and construction loans in the U.S. mainland operations. The CCRMD participates in defining the review plan with the outside loan review firm and actively participates in the discussions of the results of the loan reviews with the business units. The CCRMD may periodically review the work performed by the outside loan review firm. CCRMD reports the results of the credit process reviews to the Risk Management Committee of the Corporation's Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation's assignment of obligor risk ratings as defined at December 31, 2011 and 2010.

December 31, 2011
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/ Unrated	Total
Puerto Rico[1]
Commercial real estate	$379,318	$327,555	$910,198	$7,517	$-	$1,624,588	$1,982,564	$3,607,152
Commercial and industrial	248,188	282,935	433,756	3,326	1,458	969,663	1,893,767	2,863,430
Total Commercial	627,506	610,490	1,343,954	10,843	1,458	2,594,251	3,876,331	6,470,582
Construction	2,245	27,820	68,816	1,586	-	100,467	60,474	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer	-	-	53,649	-	4,015	57,664	2,912,763	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial real estate	$315,877	$91,511	$511,595	$-	$-	$918,983	$2,163,551	$3,082,534
Commercial and industrial	32,900	34,834	132,526	-	-	200,260	781,510	981,770
Total Commercial	348,777	126,345	644,121	-	-	1,119,243	2,945,061	4,064,304
Construction	3,202	26,293	108,079	-	-	137,574	13,113	150,687
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Leasing	-	-	166	-	-	166	14,995	15,161
Consumer	-	-	5,666	-	6,712	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,712	$1,306,597	$4,455,860	$5,762,457
Popular, Inc.
Commercial real estate	$695,195	$419,066	$1,421,793	$7,517	$-	$2,543,571	$4,146,115	$6,689,686
Commercial and industrial	281,088	317,769	566,282	3,326	1,458	1,169,923	2,675,277	3,845,200
Total Commercial	976,283	736,835	1,988,075	10,843	1,458	3,713,494	6,821,392	10,534,886
Construction	5,447	54,113	176,895	1,586	-	238,041	73,587	311,628
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Leasing	-	-	1,531	-	4,277	5,808	558,059	563,867
Consumer	-	-	59,315	-	10,727	70,042	3,603,713	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,462	$4,691,392	$15,911,204	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.49				6.95
Commercial and industrial			11.39				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial real estate			11.34				7.09
Commercial and industrial			11.41				6.89
Total Commercial			11.35				7.04
Construction			11.70				7.00

[1]	Excludes covered loans acquired on the Westernbank FDIC-assisted transaction.

December 31, 2010
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/Unrated	Total
Puerto Rico[1]
Commercial real estate	$439,004	$346,985	$622,675	$6,302	$-	$1,414,966	$2,440,632	$3,855,598
Commercial and industrial	608,250	245,250	345,266	3,112	1,436	1,203,314	1,658,104	2,861,418
Total Commercial	1,047,254	592,235	967,941	9,414	1,436	2,618,280	4,098,736	6,717,016
Construction	38,921	12,941	67,271	15,939	-	135,072	33,284	168,356
Mortgage	-	-	550,933	-	-	550,933	3,098,767	3,649,700
Leasing	-	-	5,539	-	5,969	11,508	561,279	572,787
Consumer	-	-	47,907	-	4,227	52,134	2,845,701	2,897,835
Total Puerto Rico	$1,086,175	$605,176	$1,639,591	$25,353	$11,632	$3,367,927	$10,637,767	$14,005,694
U.S. mainland
Commercial real estate	$302,347	$93,564	$650,118	$-	$-	$1,046,029	$2,105,049	$3,151,078
Commercial and industrial	62,552	81,224	250,843	-	-	394,619	1,130,772	1,525,391
Total Commercial	364,899	174,788	900,961	-	-	1,440,648	3,235,821	4,676,469
Construction	30,021	40,022	257,651	-	-	327,694	4,801	332,495
Mortgage	-	-	23,587	-	-	23,587	851,435	875,022
Leasing	-	-	-	-	-	-	30,206	30,206
Consumer	-	-	14,240	-	8,825	23,065	785,084	808,149
Total U.S. mainland	$394,920	$214,810	$1,196,439	$-	$8,825	$1,814,994	$4,907,347	$6,722,341
Popular, Inc.
Commercial real estate	$741,351	$440,549	$1,272,793	$6,302	$-	$2,460,995	$4,545,681	$7,006,676
Commercial and industrial	670,802	326,474	596,109	3,112	1,436	1,597,933	2,788,876	4,386,809
Total Commercial	1,412,153	767,023	1,868,902	9,414	1,436	4,058,928	7,334,557	11,393,485
Construction	68,942	52,963	324,922	15,939	-	462,766	38,085	500,851
Mortgage	-	-	574,520	-	-	574,520	3,950,202	4,524,722
Leasing	-	-	5,539	-	5,969	11,508	591,485	602,993
Consumer	-	-	62,147	-	13,052	75,199	3,630,785	3,705,984
Total Popular, Inc.	$1,481,095	$819,986	$2,836,030	$25,353	$20,457	$5,182,921	$15,545,114	$20,728,035

The following table presents the weighted average obligor risk rating at December 31, 2010 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.64				6.68
Commercial and industrial			11.24				6.76
Total Commercial			11.49				6.71
Construction			11.77				7.49

U.S. mainland:			Substandard				Pass
Commercial real estate			11.29				7.11
Commercial and industrial			11.17				6.98
Total Commercial			11.25				7.07
Construction			11.66				8.00

[1]	Excludes covered loans acquired on the Westernbank FDIC-assisted transaction.